Submission	Jun. 24, 2026
Submission [Line Items]
Central Index Key	0001813814
Registrant Name	Definium Therapeutics, Inc.
Registration File Number	333-280548
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES